Shareholder Report	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000215718
Shareholder Report [Line Items]
Trading Symbol	AESR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anfield U.S. Equity Sector Rotation ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-equity-sector-rotation-etf/?cb=2056. You can also request this information by contacting us at 949.891.0600.
Additional Information Phone Number	949.891.0600
Additional Information Website	https://regentsparkfunds.com/our-funds/anfield-equity-sector-rotation-etf/?cb=2056
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield U.S. Equity Sector Rotation ETF	$129	1.06%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.06%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 16, 2019)
Anfield U.S. Equity Sector Rotation ETF - NAV	43.25%	13.42%
S&P 500® Index	38.02%	14.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 128,444,500	$ 128,444,500
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 865,992
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$128,444,500
Number of Portfolio Holdings	24
Advisory Fee	$865,992
Portfolio Turnover	61%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Consumer Staples	1.1%
Financials	1.2%
Utilities	1.3%
Industrials	1.3%
Health Care	3.4%
Communications	3.5%
Technology	3.8%
Equity	84.3%